Expense Example, No Redemption - FidelityTotalEmergingMarketsFund-AMCIZPRO - FidelityTotalEmergingMarketsFund-AMCIZPRO - Fidelity Total Emerging Markets Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Total Emerging Markets Fund - Class I
Expense Example, No Redemption:
1 Year	$ 117
3 Years	365
5 Years	633
10 Years	1,398
Fidelity Advisor Total Emerging Markets Fund - Class A
Expense Example, No Redemption:
1 Year	713
3 Years	1,004
5 Years	1,317
10 Years	2,200
Fidelity Advisor Total Emerging Markets Fund - Class C
Expense Example, No Redemption:
1 Year	222
3 Years	685
5 Years	1,175
10 Years	2,334
Fidelity Advisor Total Emerging Markets Fund - Class M
Expense Example, No Redemption:
1 Year	516
3 Years	864
5 Years	1,236
10 Years	2,278
Fidelity Advisor Total Emerging Markets Fund - Class Z
Expense Example, No Redemption:
1 Year	105
3 Years	328
5 Years	569
10 Years	$ 1,259